Financial Assets and Financial Liabilities - Summary of Carrying Amount of Financial Assets Measured at Amortised Cost and Movement of Loss Allowance Credit Risk Exposure (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 JPY (¥)
Expected credit losses [member] | Lifetime expected credit losses [member]
Disclosure of financial risk management [line items]
Beginning balance	¥ 12,142
Amounts transferred to credit-impaired financial assets	1,838
Amounts recovered during the year	(2,315)
Ending balance	11,665
Gross carrying amount [member]
Disclosure of financial risk management [line items]
Beginning balance	4,692,499
Amounts written-off during the year	(2,315)
Amounts recovered during the year	3,183,674
Ending balance	7,873,858
Simplified approach for trade receivables and lease receivables [member] | Gross carrying amount [member]
Disclosure of financial risk management [line items]
Beginning balance	2,844,337
Amounts recovered during the year	1,803,424
Ending balance	4,647,761
Financial assets whose loss allowance is measured at an amount equal to 12- month expected credit losses [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial risk management [line items]
Beginning balance	1,836,020
Amounts transferred to credit-impaired financial assets	(1,838)
Amounts recovered during the year	1,380,250
Ending balance	3,214,432
Financial assets considered credit- impaired [member] | Expected credit losses [member] | 12-month expected credit losses [member]
Disclosure of financial risk management [line items]
Beginning balance	12,142
Amounts transferred to credit-impaired financial assets	1,838
Amounts recovered during the year	(2,315)
Ending balance	11,665
Financial assets considered credit- impaired [member] | Gross carrying amount [member]
Disclosure of financial risk management [line items]
Beginning balance	12,142
Amounts transferred to credit-impaired financial assets	1,838
Amounts written-off during the year	(2,315)
Ending balance	¥ 11,665